NOTES PAYABLE	12 Months Ended
Dec. 31, 2021
NOTES PAYABLE [Abstract]
NOTES PAYABLE
8. NOTES PAYABLE
In August 2020, the Company received loan proceeds of $1,749 under the PPP. The Company used the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels. The Company accounted for the loan as debt.
In connection with the Closing of the Business Combination as discussed in Note 3 “Business Combination”, the Company repaid the loan in full in June 2021. The Company recognized an insignificant amount of interest expense in the consolidated statements of operations and comprehensive loss related to the loan.